UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-5484

Zenix Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York,	NY 10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31

Date of reporting period: September 30, 2004

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report

September 30, 2004

What’s Inside

Zenix Income Fund Inc.

LETTER FROM THE CHAIRMAN

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The bond markets generated positive returns over the six-month period ended September 30, 2004. Although prices declined early in the period, they stabilized over recent months. The pullback in bond prices, which tend to move opposite anticipated interest rate movements, was triggered by heightened concern about resurgent inflation, and anticipation that the Federal Reserve Board (“Fed”)i would begin to push key short-term rates higher. Rising interest rates can act as a brake on robust economic growth, helping to maintain a balance between steady growth and the inflation that generally can accompany it.

For the first time in four years, the Fed pushed short-term interest rates higher during the six months ended September 30, 2004. The Fed raised its target for the closely watched federal funds rateii by 0.25% on three occasions during the period, increasing it from a four-decade low of 1.00% at the end of June to 1.75% in September. Following the end of the fund’s reporting period, at its November meeting, the Fed once again raised its target for the federal funds rate by 0.25% to 2.00%.

The U.S. high-yield bond market took a more tempered tone this period versus 2003, as signs of economic recovery increased and statements by the Fed indicated that it might begin raising interest rates sooner than anticipated. After declining in April and May among significant U.S. Treasury volatility, the high-yield market benefited later in the period due to a strong rally in U.S. Treasuries as the economy showed signs of slowing. Recent improvement in the U.S. economy has proved favorable for corporate earnings and the corporate bond credit environment. While markets will fluctuate, the high-yield market remained healthy during the period from a fundamental perspective, as many companies generated better-than-expected earnings and default rates continued to decline.

During the six months ended September 30, 2004, the Zenix Income Fund Inc. returned 3.80%, based on its New York Stock Exchange (“NYSE”) market price and 4.65% based on its net asset value (“NAV”)iii per share. In comparison, its benchmark, the unmanaged Citigroup High Yield Market Index,iv returned 3.90% for the same time frame. The Lipper high current yield (leveraged) closed-end funds category averagev was 5.96%. Please note that Lipper performance returns are based on each fund’s NAV.

During this six-month period, the fund made distributions to shareholders totaling $0.1950 per share. The performance table shows the fund’s 30-day SEC yield as well as its six-month total return based on its NAV and market price as of September 30, 2004. Past performance is no guarantee of future results. The fund’s yields will vary.

FUND PERFORMANCE

AS OF SEPTEMBER 30, 2004

Price Per Share	30-Day SEC Yield	Six-Month Total Return

$3.11 (NAV)	11.14%	4.65%

$3.92 (NYSE)	8.80%	3.80%

All figures represent past performance and are not a guarantee of future results. The fund’s yields will vary.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions, if any, in additional shares. The “SEC yield” is a return figure often quoted by bond and other fixed-income mutual funds. This quotation is based on the most recent 30-day (or one-month) period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period after deduction of the fund’s expenses for the period. These yields are as of September 30, 2004 and are subject to change.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management (“CAM”) disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to Citigroup Asset Management’s entry into the transfer agency business during 1997-1999. Citigroup has disclosed that the Staff of the SEC is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup, the former CEO of CAM, a former employee and a current employee of CAM, relating to the creation, operation and fees of its internal transfer agent unit that serves various CAM-managed funds. This internal transfer agent did not provide services to the fund. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

Looking for Additional Information?

The fund is traded under the symbol “ZIF” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under symbol XZIFX. Barron’s and The Wall Street Journal’s Monday editions carry closed-end fund tables that will provide additional information. In addition, the fund issues a quarterly press release that can be found on most major financial websites as well as www.citigroupassetmanagement.com.

In a continuing effort to provide information concerning the fund, shareholders may call 1-888-735-6507, Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the fund’s current net asset value, market price, and other information regarding the fund’s portfolio holdings and allocations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

November 10, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The fund invests in high-yield bonds, which are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of these issues. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. In addition, it may invest in foreign securities, which are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Source: U.S. Federal Reserve Board. The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iii	NAV is calculated by subtracting total liabilities and outstanding preferred stock from the closing value of all securities held by the fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the fund has invested. However, the price at which an investor may buy or sell shares of the fund is at the fund’s market price as determined by supply of and demand for the fund’s shares.
iv	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.
[v]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended September 30, 2004, calculated among the 28 funds in the fund’s Lipper category, including the reinvestment of dividends and capital gains, if any.

Take Advantage of the Fund’s Dividend Reinvestment Plan!

As an investor in the Fund, you can participate in its Dividend Reinvestment Plan (“Plan”), a convenient, simple and efficient way to reinvest your dividends and capital gains, if any, in additional shares of the Fund. Below is a summary of how the Plan works.

Plan Summary

If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment then your dividends and capital gains distributions will be reinvested automatically in additional shares of the Fund.

The number of shares of common stock of the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or higher than 98% of the net asset value per share (“NAV”) on the determination date, you will be issued shares by the Fund at a price reflecting 98% of the NAV, or 95% of the market price, whichever is greater.

If the market price is less than 98% of the NAV at the time of valuation (the close of business on the determination date), PFPC Inc. (“Plan Agent”) will buy common stock for your account in the open market.

If the Plan Agent begins to purchase additional shares in the open market and the market price of the shares subsequently rises above 98% of the previously determined NAV before the purchases are completed, the Plan Agent will attempt to terminate purchases and have the Fund issue the remaining dividend or distribution in shares at the greater of 98% of the previously determined NAV or 95% of the market price. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

A more complete description of the current Plan appears in the section of this report beginning on page 40. To find out more detailed information about the Plan and about how you can participate, please call PFPC Inc. at 1 (800) 331-1710.

Fund at a Glance (unaudited)

Investment Breakdown†

March 31, 2004

September 30, 2004

†	As as percentage of total investments. Please note that Fund holdings are subject to change.

Schedule of Investments

September 30, 2004 (unaudited)

Face Amount	Rating(a)	Security	Value
CORPORATE BONDS AND NOTES — 94.4%
Aerospace/Defense — 0.1%
$ 100,000	BB-	Sequa Corp., Sr. Notes, 9.000% due 8/1/09	$110,500

Airlines — 0.6%
1,723,536	D	Airplanes Pass-Through Trust, Corporate Asset-Backed Securities, Series 1, Class D, 10.875% due 3/15/19 (b)†	0
		Continental Airlines, Inc., Pass-Through Certificates:
83,870	BB	Series 00-2, Class C, 8.312% due 4/2/11	62,752
420,000	B	Series 01-2, Class D, 7.568% due 12/1/06	307,734
		United Air Lines, Inc., Pass-Through Certificates:
		Class B:
167,473	NR	Series 00-1, 8.030% due 7/1/11 (b)	30,896
397,660	NR	Series 00-2, 7.811% due 10/1/09 (b)	96,693
185,000	NR	Class C, Series 01-1, 6.831% due 9/1/08 (b)	16,232

			514,307

Apparel — 0.8%
		Levi Strauss & Co.:
95,000	CCC	Notes, 7.000% due 11/1/06	95,475
		Sr. Notes:
300,000	CCC	11.625% due 1/15/08	311,250
180,000	CCC	12.250% due 12/15/12	191,250
149,000	B+	The William Carter Co., Sr. Sub. Notes, Series B, 10.875% due 8/15/11	167,997

			765,972

Automobile — 2.9%
120,000	B+	Arvin Capital Trust I, Capital Securities, 9.500% due 2/1/27	124,500
		Dana Corp., Notes:
340,000	BB	6.500% due 3/1/09	361,250
155,000	BB	10.125% due 3/15/10	176,700
375,000	B-	Eagle-Picher Inc., Sr. Sub. Notes, 9.750% due 9/1/13	384,375
125,000	BBB-	Ford Motor Co., Notes, 7.450% due 7/16/31	122,916
225,000	BBB-	Ford Motor Credit Co., Notes, 7.250% due 10/25/11	243,819
225,000	BBB	General Motors Acceptance Corp., Notes, 6.875% due 8/28/12	234,155
		General Motors Corp.:
75,000	BBB	Debentures, 8.375% due 7/15/33	79,858
350,000	BBB	Sr. Notes, 7.125% due 7/15/13	365,957

See Notes to Financial Statements.

Schedule of Investments

September 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Automobile — 2.9% (continued)
$ 100,000	B-	Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12	$113,500
		Tenneco Automotive Inc.:
150,000	B-	Secured Notes, Series B, 10.250% due 7/15/13	171,750
200,000	B-	Sr. Sub. Notes, Series B, 11.625% due 10/15/09	212,000
49,000	BB-	TRW Automotive Inc., Sr. Sub. Notes, 11.000% due 2/15/13	58,555

			2,649,335

Broadcasting/Multimedia — 1.9%
175,000	CCC	Muzak LLC/Muzak Finance Corp., Sr. Notes, 10.000% due 2/15/09	155,750
75,000	B-	NextMedia Operating, Inc., Sr. Sub. Notes, 10.750% due 7/1/11	84,844
		Paxson Communications Corp.:
240,000	CCC	Sr. Sub. Discount Notes, step bond to yield 11.326% due 1/15/09	207,000
135,000	CCC	Sr. Sub. Notes, 10.750% due 7/15/08	136,350
265,000	B-	Radio One, Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11	293,488
125,000	CCC+	Spanish Broadcasting System, Inc., Sub. Notes, 9.625% due 11/1/09	131,562
475,000	BBB+	Time Warner Inc., Sr. Debentures, 6.625% due 5/15/29	491,353
250,000	CCC+	Young Broadcasting Inc., Sr. Sub. Notes, 8.750% due 1/15/14	241,250

			1,741,597

Building Products — 1.7%
		Associated Materials Inc.:
700,000	B-	Sr. Discount Notes, step bond to yield 11.244% due 3/1/14 (c)	512,750
75,000	B-	Sr. Sub. Notes, 9.750% due 4/15/12	86,438
310,000	B-	Atrium Cos., Inc., Sr. Sub. Notes, Series B, 10.500% due 5/1/09	327,050
275,000	CCC+	Brand Services, Inc., Sr. Notes, 12.000% due 10/15/12	313,500
250,000	B-	THL Buildco, Inc., Sr. Sub. Notes, 8.500% due 9/1/14 (c)	263,125

			1,502,863

See Notes to Financial Statements.

Schedule of Investments

September 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Cable/Satellite Television — 7.5%
		Charter Communications Holdings, LLC:
		Sr. Discount Notes:
$ 550,000	CCC-	Step bond to yield 15.720% due 1/15/10	$446,875
490,000	CCC-	Step bond to yield 13.499% due 1/15/11	352,800
320,000	CCC-	Step bond to yield 24.804% due 5/15/11	200,000
875,000	CCC-	Sr. Notes, 10.750% due 10/1/09	721,875
		CSC Holdings Inc.:
425,000	BB-	Debentures, 7.625% due 7/15/18	435,625
		Sr. Notes:
175,000	BB-	7.875% due 12/15/07	186,594
		Series B:
225,000	BB-	8.125% due 7/15/09	240,187
125,000	BB-	7.625% due 4/1/11	132,344
300,000	B+	Sr. Sub. Debentures, 10.500% due 5/15/16	342,000
400,000	BB-	DIRECTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	457,000
		EchoStar DBS Corp., Sr. Notes:
625,000	BB-	10.375% due 10/1/07	658,988
348,000	BB-	9.125% due 1/15/09	388,890
165,000	B-	Insight Communications Co., Inc., Sr. Discount Notes, step bond to yield 13.748% due 2/15/11	155,100
300,000	B+	Insight Midwest LP/Insight Capital Inc., Sr. Notes, 10.500% due 11/1/10	330,000
525,000	B	Mediacom Broadband LLC, Sr. Notes, 11.000% due 7/15/13	561,750
50,000	B-	NTL Cable PLC., Sr. Notes, 8.750% due 4/15/14 (c)	54,375
225,000	B+	PanAmSat Corp., Sr. Notes, 9.000% due 8/15/14 (c)	235,125
795,000	BB-	Rogers Cablesystems Ltd., Sr. Sub. Debentures, 11.000% due 12/1/15	894,375

			6,793,903

Chemicals — 4.7%
195,000	B+	Airgas, Inc., Sr. Sub. Notes, 9.125% due 10/1/11	220,350
400,000	B+	Equistar Chemicals LP/Equistar Funding Corp., Sr. Notes, 10.625% due 5/1/11	458,000
125,000	BB+	FMC Corp., Medium-Term Notes, Series A, 6.750% due 5/5/05	127,500

See Notes to Financial Statements.

Schedule of Investments

September 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Chemicals — 4.7% (continued)
$ 200,000	B	Huntsman Advanced Materials LLC, Secured Notes, 11.000% due 7/15/10 (c)	$233,000
		Huntsman ICI Holdings LLC:
885,000	CCC+	Sr. Discount Notes, zero coupon bond to yield 13.265% due 12/31/09	473,475
155,000	B-	Sr. Notes, 9.875% due 3/1/09	171,662
300,000	B+	International Specialty Holdings Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09	331,500
315,000	BB-	ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	352,800
415,000	B+	Lyondell Chemical Co., Sr. Secured Notes, 11.125% due 7/15/12	483,475
125,000	BBB-	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	144,375
105,000	B-	OM Group, Inc., Sr. Sub. Notes, 9.250% due 12/15/11	109,987
		Resolution Performance Products Inc.:
75,000	B-	Sr. Secured Notes, 9.500% due 4/15/10	77,812
400,000	CCC+	Sr. Sub. Notes, 13.500% due 11/15/10	390,000
		Rhodia S.A.:
125,000	CCC+	Sr. Notes, 10.250% due 6/1/10	130,000
475,000	CCC+	Sr. Sub. Notes, 8.875% due 6/1/11	415,625
163,000	BB-	Westlake Chemical Corp., Sr. Notes, 8.750% due 7/15/11	183,782

			4,303,343

Consumer Products and Services — 4.6%
375,000	B+	AKI, Inc., Sr. Notes, 10.500% due 7/1/08	387,656
290,000	BBB-	American Greetings Corp., Notes, 6.100% due 8/1/28	311,025
455,000	CCC	Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07	437,937
350,000	B-	Icon Health & Fitness, Inc., Sr. Sub. Notes, 11.250% due 4/1/12	376,250
179,000	NR	Pennzoil-Quaker State Co., Sr. Notes, 10.000% due 11/1/08	200,978
400,000	B	Playtex Products, Inc., Sr. Secured Notes, 8.000% due 3/1/11	426,000
300,000	B-	Riddell Bell Holdings Inc., Sr. Sub. Notes, 8.375% due 10/1/12 (c)	306,375

See Notes to Financial Statements.

Schedule of Investments

September 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Consumer Products and Services — 4.6% (continued)
		Service Corp. International:
$ 220,000	BB	Debentures, 7.875% due 2/1/13	$235,400
		Notes:
270,000	BB	6.875% due 10/1/07	284,175
635,000	BB	6.500% due 3/15/08	664,369
280,000	B	Sola International Inc., Notes, 6.875% due 3/15/08	289,075
230,000	B+	Stewart Enterprises, Inc., Sr. Sub. Notes, 10.750% due 7/1/08	255,300

			4,174,540

Containers/Packaging — 3.7%
375,000	B+	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13	429,375
600,000	BB-	Owens-Brockway Glass Container Inc., Sr. Secured Notes, 8.875% due 2/15/09	655,500
100,000	B	Owens-Illinois, Inc., Sr. Notes, 7.150% due 5/15/05	102,000
400,000	B+	Plastipak Holdings, Inc., Sr. Notes, 10.750% due 9/1/11	448,000
		Pliant Corp.:
175,000	B-	Secured Notes, 11.125% due 9/1/09	182,875
60,000	B-	Sr. Sub. Notes, 13.000% due 6/1/10	51,900
125,000	CCC+	Radnor Holdings, Inc., Sr. Notes, 11.000% due 3/15/10	105,625
275,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (c)	304,869
700,000	B	Stone Container Finance Corp., Sr. Notes, 7.375% due 7/15/14 (c)	736,750
385,000	CCC	Tekni-Plex, Inc., Sr. Sub. Notes, Series B, 12.750% due 6/15/10	323,400

			3,340,294

Diversified Commercial Services — 1.2%
396,000	B-	Advanstar Communications Inc., Sr. Secured Notes, 9.220% due 8/15/08 (d)	413,820
200,000	B-	Allied Security Escrow Corp., Sr. Sub. Notes, 11.375% due 7/15/11 (c)	211,000
		Iron Mountain, Inc., Sr. Sub. Notes:
100,000	B	8.625% due 4/1/13	109,000
325,000	B	7.750% due 1/15/15	346,125

			1,079,945

See Notes to Financial Statements.

Schedule of Investments

September 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Diversified Financial Services — 2.8%
$ 450,000	B-	BCP Caylux SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (c)	$488,250
175,000	B-	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Sr. Secured Notes, 9.000% due 7/15/14 (c)	184,625
375,000	B	JSG Funding PLC, Sr. Notes, 9.625% due 10/1/12	425,625
405,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	441,230
1,000,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	1,030,000

			2,569,730

Diversified Manufacturing — 1.8%
220,000	NR	Aqua-Chem, Inc., Sr. Sub. Notes, 11.250% due 7/1/08	163,900
200,000	B-	Blount Inc., Sr. Sub. Notes, 8.875% due 8/1/12	213,500
275,000	B-	Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (c)	283,250
275,000	B-	Mueller Group Inc., Sr. Sub. Notes, 10.000% due 5/1/12 (c)	298,375
225,000	B-	Mueller Holdings Inc., Discount Notes, step bond to yield 14.064% due 4/15/14 (c)	145,687
375,000	CCC+	Park-Ohio Industries, Inc., Sr. Sub. Notes, 9.250% due 12/1/07	382,500
100,000	B+	Wolverine Tube, Inc., Sr. Notes, 10.500% due 4/1/09	110,500

			1,597,712

Electronics — 1.3%
		Amkor Technology, Inc.:
125,000	B	Sr. Notes, 9.250% due 2/15/08	116,875
374,000	CCC+	Sr. Sub. Notes, 10.500% due 5/1/09	319,770
430,000	B	Sanmina-SCI Corp., Sub. Debentures, zero coupon bond to yield 10.805% due 9/12/20 (e)	226,825
440,000	BBB-	Thomas & Betts Corp., Notes, 6.625% due 5/7/08	471,720

			1,135,190

Energy – Pipelines — 4.2%
		Dynegy Holdings Inc.:
1,000,000	CCC+	Debentures, 7.625% due 10/15/26	870,000
525,000	B-	Secured Notes, 8.020% due 7/15/08 (c)(d)	564,375
1,175,000	CCC+	El Paso Corp., Medium-Term Notes, Sr. Notes, 7.750% due 1/15/32	1,031,063

See Notes to Financial Statements.

Schedule of Investments

September 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Energy – Pipelines — 4.2% (continued)
$ 168,000	BB-	Gulf Terra Energy Partners, L.P., Sr. Sub. Notes, Series B, 8.500% due 6/1/11	$189,630
		The Williams Cos., Inc., Notes:
275,000	B+	7.625% due 7/15/19	302,500
600,000	B+	7.875% due 9/1/21	669,000
150,000	B+	8.750% due 3/15/32	168,375

			3,794,943

Environmental Services — 1.4%
		Allied Waste North America, Inc., Sr. Notes, Series B:
455,000	BB-	8.500% due 12/1/08	495,950
325,000	B+	7.375% due 4/15/14	314,438
450,000	B-	IMCO Recycling Inc., Sr. Secured Notes, 10.375% due 10/15/10	497,250

			1,307,638

Farming/Agriculture — 0.8%
325,000	B	Hines Nurseries, Inc., Sr. Sub. Notes, 10.250% due 10/1/11	346,125
310,000	B+	IMC Global Inc., Sr. Notes, Series B, 11.250% due 6/1/11	367,350
30,000	B+	Terra Capital, Inc., Sr. Secured Notes, 12.875% due 10/15/08	37,350

			750,825

Foods & Beverages — 1.7%
75,000	BB-	Ahold Finance USA Inc., Notes, 8.250% due 7/15/10	84,938
354,649	BB	Ahold Lease USA Inc., Series A-1, 7.820% due 1/2/20	376,149
155,000	B+	Cott Beverages Inc., Sr. Sub. Notes, 8.000% due 12/15/11	170,113
195,000	BB-	Dean Foods Co., Sr. Notes, 6.900% due 10/15/17	200,850
200,000	B	Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12	223,500
50,000	B	Land O’ Lakes Inc., Secured Notes, 9.000% due 12/15/10	52,312
450,000	B	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (c)	426,375

			1,534,237

See Notes to Financial Statements.

Schedule of Investments

September 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Healthcare — 5.0%
$ 225,000	CC	aaiPharma Inc., Sr. Sub. Notes, 11.500% due 4/1/10	$146,250
400,000	B-	AmeriPath, Inc., Sr. Sub. Notes, 10.500% due 4/1/13	410,000
225,000	B-	Athena Neurosciences Finance LLC., Sr. Notes, 7.250% due 2/21/08	228,937
325,000	B-	Curative Health Services, Inc., Sr. Notes, 10.750% due 5/1/11	299,000
362,008	B+	Dade Behring Holdings, Inc., Sr. Sub. Notes, 11.910% due 10/3/10	413,594
		Extendicare Health Services, Inc., Sr. Sub. Notes:
120,000	B	9.500% due 7/1/10	135,300
300,000	B-	6.875% due 5/1/14	307,500
125,000	B-	Hanger Orthopedic Group, Inc., Sr. Notes, 10.375% due 2/15/09	115,625
450,000	B-	Iasis Healthcare Inc., Sr. Sub. Notes, 8.750% due 6/15/14 (c)	473,625
225,000	B-	InSight Health Services Corp., Sr. Sub. Notes, Series B, 9.875% due 11/1/11	226,125
375,000	CCC+	Leiner Health Products Inc., Sr. Sub. Notes, 11.000% due 6/1/12 (c)	400,312
150,000	B-	Medical Device Manufacturig Inc., Sr. Sub. Notes, 10.000% due 7/15/12 (c)	159,750
		Tenet Healthcare Corp.:
750,000	B-	Notes, 7.375% due 2/1/13	708,750
100,000	B-	Sr. Notes, 5.375% due 11/15/06	100,875
450,000	BB-	Valeant Pharmaceuticals International, Sr. Notes, 7.000% due 12/15/11	457,875

			4,583,518

Home Builders — 2.0%
		D.R. Horton, Inc.:
285,000	BB+	Sr. Notes, 8.000% due 2/1/09	324,900
160,000	BB-	Sr. Sub. Notes, 9.375% due 3/15/11	179,600
235,000	BB-	KB HOME, Sr. Sub. Notes, 9.500% due 2/15/11	262,613
265,000	BBB-	Lennar Corp., Sr. Notes, Series B, 9.950% due 5/1/10	288,829
185,000	BBB-	The Ryland Group, Inc., Sr. Notes, 9.750% due 9/1/10	206,044
335,000	BB-	Schuler Homes, Inc., Sr. Sub. Notes, 10.500% due 7/15/11	386,925

See Notes to Financial Statements.

Schedule of Investments

September 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Home Builders — 2.0% (continued)
$ 155,000	B+	Standard Pacific Corp., Sr. Sub. Notes, 9.250% due 4/15/12	$179,025

			1,827,936

Home & Office Furnishings — 1.3%
435,000	CCC+	Home Interiors & Gifts, Inc., Sr. Sub. Notes, 10.125% due 6/1/08	378,450
300,000	B-	Interface, Inc., Sr. Notes, 10.375% due 2/1/10	342,000
425,000	B-	Sealy Mattress Co., Sr. Sub. Notes, Series B, 8.250% due 6/15/14 (c)	431,375

			1,151,825

Hotel/Casinos/Gaming — 7.6%
370,000	B	Ameristar Casinos, Inc., Sr. Sub. Notes, 10.750% due 2/15/09	421,800
275,000	CCC+	Courtyard by Marriott II L.P., Sr. Notes, Series B, 10.750% due 2/1/08	277,750
62,000	B-	Felcor Lodging, L.P., Sr. Notes, 10.000% due 9/15/08	65,410
425,000	B-	Herbst Gaming, Inc., Sr. Sub. Notes, 8.125% due 6/1/12 (c)	437,750
		Hilton Hotels Corp.:
100,000	BBB-	Notes, 7.625% due 12/1/12	116,750
270,000	BBB-	Sr. Notes, 7.950% due 4/15/07	299,362
515,000	B+	Host Marriott, L.P., Series 1, Notes, 9.500% due 1/15/07	572,938
450,000	B	Isle of Capri Casinos, Inc., Sr. Sub. Notes, 7.000% due 3/1/14	454,500
400,000	B	Kerzner International Ltd., Sr. Sub. Notes, 8.875% due 8/15/11	440,500
		Mandalay Resort Group:
125,000	BB-	Sr. Sub. Debentures, 7.625% due 7/15/13	133,125
340,000	BB-	Sr. Sub. Notes, Series B, 10.250% due 8/1/07	387,600
		Meristar Hospitality Operating Partnership, L.P., Sr. Notes:
50,000	CCC+	9.000% due 1/15/08	52,500
350,000	CCC+	10.500% due 6/15/09	385,000

See Notes to Financial Statements.

Schedule of Investments

September 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Hotel/Casinos/Gaming — 7.6% (continued)
		MGM MIRAGE:
$ 475,000	BB+	Sr. Notes, 6.750% due 9/1/12 (c)	$494,000
		Sr. Sub. Notes:
155,000	BB-	9.750% due 6/1/07	173,019
225,000	BB-	8.375% due 2/1/11	249,469
		Park Place Entertainment Corp., Sr. Sub. Notes:
200,000	BB-	8.875% due 9/15/08	228,500
100,000	BB-	7.875% due 3/15/10	113,500
455,000	BB-	8.125% due 5/15/11	527,800
450,000	CCC+	Pinnacle Entertainment, Inc., Sr. Sub. Notes, 8.250% due 3/15/12	453,375
125,000	B+	Station Casinos, Inc., Sr. Sub. Notes, 6.875% due 3/1/16	129,062
455,000	B	Venetian Casino Resort, LLC/Las Vegas Sands, Inc., Mortgage Secured Notes, 11.000% due 6/15/10	528,938

			6,942,648

Leisure/Entertainment — 0.7%
450,000	B-	Cinemark, Inc., Sr. Discount Notes, step bond to yield 9.746% due 3/15/14	311,625
50,000	CCC+	Loews Cineplex Entertainment Corp., Sr. Sub. Notes, 9.000% due 8/1/14 (c)	51,875
		Six Flags, Inc., Sr. Notes:
175,000	CCC+	9.750% due 4/15/13	166,250
100,000	CCC+	9.625% due 6/1/14	94,000

			623,750

Machinery — 0.7%
75,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	77,250
50,000	BB-	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (c)	56,250
100,000	B-	Columbus McKinnon Corp., Sr. Secured Notes, 10.000% due 8/1/10	110,500
265,000	B	Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10	300,775
120,000	B+	NMHG Holding Co., Sr. Notes, 10.000% due 5/15/09	132,600

			677,375

Mining/Steel — 1.7%
375,000	B+	AK Steel Corp., Sr. Notes, 7.875% due 2/15/09	374,062

See Notes to Financial Statements.

Schedule of Investments

September 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Mining/Steel — 1.7% (continued)
$ 525,000	B	Ispat Inland ULC, Sr. Secured Notes, 9.750% due 4/1/14	$581,438
230,000	BB	Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11	262,200
300,000	BBB-	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	365,749

			1,583,449

Oil & Gas Production — 2.2%
300,000	B	Hanover Compressor Inc., Sr. Notes, 9.000% due 6/1/14	330,750
198,000	B+	Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12	224,730
		Plains Exploration & Production Co., Sr. Sub. Notes:
250,000	B+	8.750% due 7/1/12	281,875
155,000	B+	Series B, 8.750% due 7/1/12	174,762
90,000	BB	Pogo Producing Co., Sr. Sub. Notes, Series B: 8.250% due 4/15/11	99,450
155,000	BB-	SESI, LLC, Sr. Notes, 8.875% due 5/15/11	170,112
400,000	B	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	450,000
		Vintage Petroleum, Inc.:
215,000	BB-	Sr. Notes, 8.250% due 5/1/12	240,262
50,000	B	Sr. Sub. Notes, 7.875% due 5/15/11	53,750

			2,025,691

Paper/Forestry Products — 3.6%
450,000	BB	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	447,750
425,000	B+	Appleton Papers Inc., Sr. Sub. Notes, 9.750% due 6/15/14 (c)	439,875
225,000	B-	Blue Ridge Paper Products, Inc., Sr. Secured Notes, 9.500% due 12/15/08	190,125
550,000	BB	Bowater Inc., Debentures, 9.500% due 10/15/12	623,162
		Buckeye Technologies Inc., Sr. Sub. Notes:
155,000	B	9.250% due 9/15/08	155,775
555,000	B	8.000% due 10/15/10	546,675
450,000	B-	Newark Group Inc., Sr. Sub. Notes, 9.750% due 3/15/14 (c)	465,750
425,000	BB-	Tembec Industries, Inc., Sr. Notes, 8.625% due 6/30/09	437,750

			3,306,862

See Notes to Financial Statements.

Schedule of Investments

September 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Printing/Publishing — 2.0%
$ 114,000	B	Dex Media East LLC / Dex Media East Finance Co., Notes, 12.125% due 11/15/12	$142,500
250,000	B	Dex Media, Inc., Discount Notes, step bond to yield 8.904% due 11/15/13	184,375
244,000	B	Dex Media West LLC/ Dex Media Finance Co., Sr. Sub. Notes, 9.875% due 8/15/13	287,920
353,021	B-	Hollinger Participation Trust, Sr. Notes, Payment-in-Kind, 12.125% due 11/15/10 (c)	405,092
225,000	B-	Houghton Mifflin Co., Sr. Discount Notes, step bond to yield 11.492% due 10/15/13	137,250
215,000	BB-	Mail-Well I Corp., Sr. Notes, 9.625% due 3/15/12	237,575
104,000	B	PEI Holdings, Inc., Sr. Notes, 11.000% due 3/15/10	121,290
75,000	B+	R.H. Donnelley Finance Corp. I, Sr. Sub. Notes, 10.875% due 12/15/12 (c)	91,313
100,000	B-	Vertis Inc., Secured Notes, 9.750% due 4/1/09	108,000
98,000	BB-	Yell Finance BV, Sr. Discount Notes, step bond to yield 12.263% due 8/1/11	96,530

			1,811,845

Restaurants — 1.0%
160,000	CCC+	Denny’s Corp., Sr. Notes, 11.250% due 1/15/08	166,800
525,000	CCC	Sbarro, Inc., Sr. Sub. Notes, 11.000% due 9/15/09	493,500
225,000	B	VICORP Restaurants, Inc., Sr. Notes, 10.500% due 4/15/11	225,000

			885,300

Retail Stores — 2.9%
75,000	B	Cole National Group, Inc., Sr. Sub. Notes, 8.625% due 8/15/07	76,688
300,000	BB+	The Gap Inc., Notes, 10.300% due 12/15/08	369,000
		J.C. Penney Co., Inc., Notes:
450,000	BB+	8.000% due 3/1/10	514,687
309,000	BB+	9.000% due 8/1/12	376,980
275,000	B	The Jean Coutu Group (PJC) Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (c)	274,312
		Rite Aid Corp.:
245,000	B-	Notes, 7.125% due 1/15/07	248,063
		Sr. Notes:
280,000	B-	7.625% due 4/15/05	285,600
75,000	B-	11.250% due 7/1/08	81,938

See Notes to Financial Statements.

Schedule of Investments

September 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Retail Stores — 2.9% (continued)
$ 359,000	BB	Saks Inc., Notes, 9.875% due 10/1/11	$429,005

			2,656,273

Telecommunications Equipment — 1.8%
114,000	B+	Avaya Inc., Sr. Secured Notes, 11.125% due 4/1/09	131,955
1,150,000	B	Lucent Technologies, Debentures, 6.450% due 3/15/29	937,250
		Nortel Networks Corp.,
50,000	B-	Sr. Notes, 6.125% due 2/15/06	51,250
		Northern Telecom Capital Corp., Notes:
350,000	B-	6.875% due 9/1/23	322,000
155,000	B-	7.875% due 6/15/26	150,350

			1,592,805

Telecommunications – Other — 4.5%
425,000	BB+	AT&T Corp., Sr. Notes, 8.050% due 11/15/11	477,594
735,000	BB-	Qwest Corp., Notes, 9.125% due 3/15/12 (c)	812,175
		Qwest Services Corp., Notes:
575,000	B	14.000% due 12/15/10 (c)	674,188
283,000	B	14.000% due 12/15/14 (c)	343,845
		Sprint Capital Corp.:
900,000	BBB-	Notes, 8.750% due 3/15/32	1,145,704
600,000	BBB-	Sr. Notes, 6.875% due 11/15/28	631,226

			4,084,732

Telephone – Cellular — 4.1%
199,900	CCC-	AirGate PCS, Inc., Sr. Secured Notes, 9.375% due 9/1/09	203,898
390,000	CCC	Alamosa (Delaware) Inc., Sr. Notes, 11.000% due 7/31/10	443,625
		AT&T Wireless Services, Inc.:
700,000	BBB	Notes, 8.125% due 5/1/12	847,066
775,000	BBB	Sr. Notes, 7.875% due 3/1/11	919,398
1,100,000	BB	Nextel Communications, Inc., Sr. Notes, 6.875% due 10/31/13	1,149,500
178,000	B-	Nextel Partners, Inc., Sr. Notes, 12.500% due 11/15/09	206,480

			3,769,967

Transportation – Marine — 0.4%
200,000	B+	General Maritime Corp., Sr. Notes, 10.000% due 3/15/13	228,250

See Notes to Financial Statements.

Schedule of Investments

September 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Transportation – Marine — 0.4% (continued)
$ 175,000	BB+	Windsor Petroleum Transport Corp., Notes, 7.840% due 1/15/21 (c)	$180,250

			408,500

Utilities — 6.8%
		AES Corp., Sr. Notes:
690,000	B-	9.500% due 6/1/09	774,525
25,000	B-	7.750% due 3/1/14	25,937
425,000	B+	Allegheny Energy Supply Statutory Trust 2001, Secured Notes, 10.250% due 11/15/07 (c)	488,750
105,000	BB+	Avista Corp., Sr. Notes, 9.750% due 6/1/08	124,467
420,000	CCC+	Calpine Canada Energy Finance ULC, Sr. Notes, 8.500% due 5/1/08	291,900
		Calpine Corp.:
		Sr. Notes:
735,000	B	8.500% due 7/15/10 (c)	565,950
15,000	CCC+	8.625% due 8/15/10	9,825
220,000	B	Sr. Secured Notes, 8.750% due 7/15/13 (c)	167,200
150,000	B+	CMS Energy Corp., Sr. Notes, 7.625% due 11/15/04	150,750
		Edison Mission Energy, Sr. Notes:
435,000	B	10.000% due 8/15/08	511,125
125,000	B	7.730% due 6/15/09	131,875
375,000	B	9.875% due 4/15/11	438,750
875,000	B+	NRG Energy, Inc., Sr. Secured Notes, 8.000% due 12/15/13 (c)	941,719
395,000	B-	Orion Power Holdings, Inc., Sr. Notes, 12.000% due 5/1/10	495,725
		Reliant Resources Inc., Sr. Secured Notes:
500,000	B	9.250% due 7/15/10	539,375
475,000	B	9.500% due 7/15/13	518,344

			6,176,217

Wireless Equipment — 2.4%
		American Tower Corp.:
165,000	CCC	Discount Notes, zero coupon bond to yield 14.330% due 8/1/08	123,750
		Sr. Notes:
441,000	CCC	9.375% due 2/1/09	469,665
50,000	CCC	7.500% due 5/1/12	51,250

See Notes to Financial Statements.

Schedule of Investments

September 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Wireless Equipment — 2.4% (continued)
		Crown Castle International Corp., Sr. Notes:
$ 430,000	CCC	10.750% due 8/1/11	$480,525
125,000	CCC	7.500% due 12/1/13	131,562
475,000	CCC-	SBA Communications Corp., Sr. Notes, 10.250% due 2/1/09	510,625
350,000	B-	SpectraSite Inc., Sr. Notes, 8.250% due 5/15/10	378,000

			2,145,377

		TOTAL CORPORATE BONDS AND NOTES (Cost — $79,698,217)	85,920,944

Shares
COMMON STOCK (f) — 0.6%
Cable/Satellite Television — 0.3%
20,691		Telewest Global, Inc.	240,429

Containers/Packaging — 0.0%
6,729		Aurora Foods Inc.†	0

Diversified Commercial Services — 0.0%
301		Outsourcing Solutions Inc.†	8,399

Telecommunications – Other — 0.0%
870		McLeodUSA Inc., Class A Shares	374

Telephone – Cellular — 0.2%
8,260		Airgate PCS, Inc.	161,896

Wireless Equipment — 0.1%
8,280		Crown Castle International Corp.	123,206

		TOTAL COMMON STOCK (Cost — $908,957)	534,304

PREFERRED STOCK — 0.7%
Aerospace/Defense — 0.0%
150		Northrop Grumman Corp., 7.250% Equity Security Units (e)(g)	15,518

Telephone – Cellular — 0.4%
600		Alamosa Holdings, Inc., Series B, 7.500% Cumulative Exchangeable (e)	352,800

See Notes to Financial Statements.

Schedule of Investments

September 30, 2004 (unaudited) (continued)

Shares	Security	Value
Wireless Equipment — 0.3%
4,800	Crown Castle International Inc., 6.250% due 8/15/12 (e)	$220,200
900	Motorola, Inc., 7.000% Equity Security Units (e)	45,072

		265,272

	TOTAL PREFERRED STOCK (Cost — $372,600)	633,590

Warrants
WARRANTS (f) — 0.0%
Broadcasting/Multimedia — 0.0%
2,450	UIH Australia Pacific, Inc., Expire 5/15/06 (c)†	0

Containers/Packaging — 0.0%
60	Pliant Corp., Expire 6/1/10 (c)	1

Diversified Manufacturing — 0.0%
175	Mueller Holdings Inc., Expire 4/15/14	10,587

Diversified Financial Services — 0.0%
335	Merill Lynch & Co., Inc., Expire 5/1/09 (c)†	0

Internet Services — 0.0%
325	Cybernet Internet Services International, Inc., Expire 7/1/09†	0
1,170	WAM!NET Inc., Expire 3/1/05	12

		12

Telecommunications – Other — 0.0%
265	GT Group Telecom Inc., Expire 2/1/10 (c)†	0
1,000	Iridium World Communications Ltd., Expire 7/15/05†	10
1,300	RSL Communications, Ltd., Expire 11/15/06†	0

		10

Wireless Equipment — 0.0%
165	American Tower Corp., Expire 8/1/08 (c)	31,102

	TOTAL WARRANTS (Cost — $187,043)	41,712

	SUB-TOTAL INVESTMENTS (Cost — $81,166,817)	87,130,550

See Notes to Financial Statements.

Schedule of Investments

September 30, 2004 (unaudited) (continued)

Face Amount	Security	Value
REPURCHASE AGREEMENT — 4.3%
$3,906,000	UBS Financial Services Inc. dated 9/30/04, 1.850% due 10/1/04; Proceeds at maturity — $3,906,201 (Fully collateralized by various U.S. Government Agencies and International Bank of Reconstruction & Development Bills, Notes, and Bonds, 0.000% to 8.875% due 1/15/05 to 5/15/30; Market value — $3,984,126) (Cost — $3,906,000)	$3,906,000

	TOTAL INVESTMENTS — 100.0% (Cost — $85,072,817*)	$91,036,550

(a)	All ratings are by Standard & Poor’s Ratings Service.
(b)	Security is currently in default.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)	Variable rate security.
(e)	Convertible security exchangeable for shares of common stock.
(f)	Non-income producing security.
(g)	Security has been issued with attached rights.
*	Aggregate cost for Federal income tax purposes is substantially the same.
†	Security is fair valued in accordance with the procedures approved by the Fund’s Board of Directors.

See Notes to Financial Statements.

Bond Ratings

(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A

—   Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB

—   Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC

—   Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. ”BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.
NR	— Indicates that the bond is not rated by either Standard & Poor’s or Moody’s.

Statement of Assets and Liabilities

September 30, 2004 (unaudited)

ASSETS:
Investments, at value (Cost — $85,072,817)	$91,036,550
Cash	888
Dividends and interest receivable	1,914,198
Receivable for securities sold	457,718
Other assets	49,924

Total Assets	93,459,278

LIABILITIES:
Payable for securities purchased	766,059
Investment advisory fee payable	37,667
Administration fee payable	15,197
Distributions payable to Auction Rate Cumulative Preferred Stockholders	4,280
Accrued expenses	153,927

Total Liabilities	977,130

Auction Rate Cumulative Preferred Stock (2,400 shares authorized; 1,400 issued and outstanding at $25,000 per share) (Note 4)	35,000,000

Total Net Assets	$57,482,148

NET ASSETS:
Par value of capital shares	$184,603
Capital paid in excess of par value	107,086,572
Overdistributed net investment income	(523,617)
Accumulated net realized loss from security transactions	(55,229,143)
Net unrealized appreciation of investments	5,963,733

Total Net Assets
(Equivalent to $3.11 per share on 18,460,275 capital shares of $0.01 par value outstanding; 250,000,000 capital shares authorized)	$57,482,148

See Notes to Financial Statements.

Statement of Operations

For the Six Months Ended

September 30, 2004 (unaudited)

INVESTMENT INCOME:
Interest	$4,055,445
Dividends	13,471

Total Investment Income	4,068,916

EXPENSES:
Investment advisory fee (Note 2)	228,448
Administration fee (Note 2)	91,379
Shareholder communications	73,650
Audit and legal	65,431
Auction participation fees (Note 4)	44,652
Custody	33,533
Directors’ fees	29,941
Transfer agency fees	25,534
Listing fees	12,771
Rating agency fees	8,250
Auction agency fees	3,000
Other	13,651

Total Expenses	630,240

Net Investment Income	3,438,676

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES (NOTE 3):
Realized Gain (Loss) From:
Investment transactions	1,087,317
Foreign currency transactions	(2,567)

Net Realized Gain	1,084,750

Decrease in Net Unrealized Appreciation From:
Investments	(1,206,955)
Foreign currencies	(575)

Decrease in Net Unrealized Appreciation	(1,207,530)

Net Loss on Investments and Foreign Currencies	(122,780)

Distributions Paid to Auction Rate Cumulative Preferred Stockholders From Net Investment Income	(253,845)

Increase in Net Assets From Operations	$3,062,051

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended

September 30, 2004 (unaudited)

and the Year Ended March 31, 2004

	September 30	March 31
OPERATIONS:
Net investment income	$3,438,676	$7,295,099
Net realized gain	1,084,750	427,902
Net increase (decrease) in unrealized appreciation	(1,207,530)	8,991,052
Distributions Paid to Auction Rate Cumulative Preferred Stockholders from net investment income	(253,845)	(422,457)

Increase in Net Assets From Operations	3,062,051	16,291,596

DISTRIBUTIONS PAID TO COMMON STOCK SHAREHOLDERS FROM:
Net investment income	(3,576,704)	(6,905,977)
Capital	—	(573,300)

Decrease in Net Assets From Distributions Paid to Common Stock Shareholders	(3,576,704)	(7,479,277)

FUND SHARE TRANSACTIONS (NOTE 5):
Net asset value of shares issued for reinvestment of distributions	725,719	1,626,134

Increase in Net Assets From Fund Share Transactions	725,719	1,626,134

Increase in Net Assets	211,066	10,438,453

NET ASSETS:
Beginning of period	57,271,082	46,832,629

End of period*	$57,482,148	$57,271,082

* Includes overdistributed net investment income of:	$(523,617)	$(129,177)

See Notes to Financial Statements.

Financial Highlights

For a share of common stock outstanding throughout each year ended March 31, unless otherwise noted:

	2004(1)	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$3.14	$2.63	$2.95	$3.97		$5.02	$5.96

Income (Loss) From Operations:
Net investment income(2)	0.19	0.41	0.44	0.61	(3)	0.88	0.78
Net realized and unrealized gain (loss)	(0.01)	0.54	(0.27)	(0.98	)(3)	(1.00)	(0.94)
Dividends Paid to 7.00% Cumulative Preferred Stock Shareholders from net investment income	—	—	—	—		(0.04)	(0.13)
Dividends Paid to Auction Rate Cumulative Preferred Stockholders from net investment income	(0.01)	(0.02)	(0.04)	(0.09)		(0.23)	—

Total Income (Loss) From Operations	0.17	0.93	0.13	(0.46)		(0.39)	(0.29)

Underwriting Commission and Expenses of Issuance of Auction Rate Cumulative Preferred Stock	—	—	—	—		(0.05)	—

Change in Undeclared Dividends on Auction Rate Cumulative Preferred Stock	—	—	—	0.00	*	0.04	—

Distributions Paid to Common Stock Shareholders From:
Net investment income	(0.20)	(0.39)	(0.40)	(0.51)		(0.62)	(0.65)
Capital	—	(0.03)	(0.05)	(0.05)		(0.03)	—

Total Distributions Paid to Common Stock Shareholders	(0.20)	(0.42)	(0.45)	(0.56)		(0.65)	(0.65)

Net Asset Value, End of Period	$3.11	$3.14	$2.63	$2.95		$3.97	$5.02

Market Value, End of Period	$3.92	$3.99	$3.66	$3.61		$4.82	$4.44

See Notes to Financial Statements.

Financial Highlights

(continued)

	2004(1)		2004	2003	2002		2001	2000
Total Return, Based on Market Value(4)(5)	3.80	%‡	21.98%	18.06%	(13.20)%		25.02%	(14.28)%

Total Return, Based on Net Asset Value(4)(5)	4.65	%‡	33.59%	3.81%	(13.88)%		(8.97)%	(4.43)%

Net Assets, End of Year (000s)	$57,482		$57,271	$46,833	$50,761		$65,634	$80,234

Ratios to Average Net Assets Based on Common Shares Outstanding(6):
Net investment income	12.22	%†	13.48%	17.52%	22.85	%(3)	19.12%#	13.90%
Expenses(2)	2.24	†	2.30	2.82	2.81		2.14 #	3.73
Portfolio Turnover Rate	17%		31%	73%	82%		85%	79%

(1)	For the six months ended September 30, 2004 (unaudited).
(2)	The investment adviser waived a portion of its fees for the year ended March 31, 2001. If such fees had not been waived, the per share decrease to net investment income and the actual expense ratio would have been $0.00* and 2.21%, respectively.
(3)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of the change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 23.03%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(4)	The total return calculation assumes that dividends are reinvested in accordance with the Fund’s dividend reinvestment plan.
(5)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be have been lower.
(6)	Calculated on basis of average net assets of common shareholders. Ratios do not reflect the effect of dividend payments to preferred shareholders.
#	Amount has been reclassified to conform to current year presentation.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

The table below sets out information with respect to Auction Rate Cumulative Preferred Stock, 7.00% Cumulative Preferred Stock and Bank Credit Facility as of March 31, unless otherwise noted:

	2004(1)	2004	2003	2002	2001	2000
Auction Rate Cumulative Preferred Stock(2)(3)(4)(5):
Total Amount Outstanding (000s)	$35,000	$35,000	$35,000	$40,000	$50,000	—
Asset Coverage Per Share	66,059	65,908	58,452	56,726	57,828	—
Involuntary Liquidating Preference Per Share(6)	25,000	25,000	25,000	25,000	25,000	—
Average Market Value Per Share(6)	25,000	25,000	25,000	25,000	25,000	—
7.00% Cumulative Preferred Stock(7):
Total Amount Outstanding (000s)	—	—	—	—	—	$30,000
Asset Coverage Per Share	—	—	—	—	—	2,340
Involuntary Liquidating Preference Per Share(6)	—	—	—	—	—	1,000
Average Market Value Per Share(6)	—	—	—	—	—	1,000
PNC Bank Credit Facility(8):
Total Amount Outstanding (000s)	—	—	—	—	—	30,000
Asset Coverage (000s)	—	—	—	—	—	140,200

(1)	As of September 30, 2004 (unaudited).
(2)	On April 14, 2000, the Fund issued 2,400 shares of Auction Rate Cumulative Preferred Stock at $25,000 per share.
(3)	On December 27, 2000, the Fund redeemed 400 shares of Auction Rate Cumulative Preferred Stock at $25,000 per share.
(4)	On October 30, 2001, the Fund redeemed 400 shares of Auction Rate Cumulative Preferred Stock at $25,000 per share.
(5)	On August 28, 2002, the Fund redeemed 200 shares of Auction Rate Cumulative Preferred Stock at $25,000 per share.
(6)	Excludes accrued interest or accumulated undeclared dividends.
(7)	On April 14, 2000, the Fund redeemed in full its shares of 7.00% Cumulative Preferred Stock.
(8)	On April 14, 2000, the Fund’s $35,000,000 line of credit with PNC Bank was extinguished.

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1.    Organization and Significant Accounting Policies

Zenix Income Fund Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund’s investment objective is to seek high current income by investing in a diversified portfolio of high-yield, lower rated fixed income securities.

The following are significant accounting policies followed by the Fund and are in conformity with generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers; any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the last bid price quoted. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value.

(b) Investment Transactions and Investment Income. Security transactions are accounted for on trade date. Gains or losses on the sale of

Notes to Financial Statements

(unaudited) (continued)

securities are calculated by using the specific identification method. Dividend income is recorded by the Fund on the ex-dividend date and interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(d) Credit Risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment-grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

(e) Dividends and Distributions to Shareholders. Dividends to common shareholders are recorded monthly by the Fund on the ex-dividend date. The holders of Auction Rate Cumulative Preferred Stock shall be entitled to receive dividends in accordance with an auction that will normally be held weekly and out of monies legally available to shareholders.

Notes to Financial Statements

(unaudited) (continued)

The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

(f) Net Asset Value. The net asset value (“NAV”) of the Fund’s Common Stock is determined no less frequently than the close of business on the Fund’s last business day of each week (generally Friday). It is determined by dividing the value of the net assets available to Common Stock by the total number of shares of Common Stock outstanding. For the purpose of determining the NAV of the Common Stock, the value of the Fund’s net assets shall be deemed to equal the value of the Fund’s assets less (1) the Fund’s liabilities, (2) the aggregate liquidation value (i.e., $25,000 per outstanding share) of the Auction Rate Cumulative Preferred Stock and (3) accumulated and unpaid dividends on the outstanding Auction Rate Cumulative Preferred Stock issue.

(g) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities.

(h) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each

Notes to Financial Statements

(unaudited) (continued)

year. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

2.    Advisory Agreement and Transactions with Affiliated Persons

Smith Barney Fund Management LLC (”SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (‘‘Citigroup’’), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets. For purposes of calculating the advisory fee, the liquidation value of any preferred stock of the Fund is not deducted in determining the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund’s administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund’s average daily net assets. For purposes of calculating this fee, the liquidation value of any preferred stock of the Fund is not deducted in determining the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

All officers and one Director of the Fund are employees of Citigroup or its affiliates and do not receive compensation from the Fund.

3.    Investments

During the six months ended September 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were substantially as follows:

Purchases	$14,477,126
Sales	15,513,881

Notes to Financial Statements

(unaudited) (continued)

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,719,860
Gross unrealized depreciation	(3,756,127)
Net unrealized appreciation	$5,963,733

4.    Auction Rate Cumulative Preferred Stock

As of September 30, 2004, the Fund had 1,400 outstanding shares of Auction Rate Cumulative Preferred Stock (“ARCPS”). The ARCPS’ dividends are cumulative at a rate determined at an auction and the dividend period is typically seven days. Dividend rates ranged from 1.04% to 2.00% for the six months ended September 30, 2004.

The ARCPS are redeemable under certain conditions by the Fund, at a redemption price equal to $25,000 per share plus accumulated and unpaid dividends.

The Fund is required to maintain certain asset coverages with respect to the ARCPS. If the Fund fails to maintain these coverages and does not cure any such failure within the required time period, the Fund is required to redeem a requisite number of the ARCPS in order to meet the applicable requirement. Additionally, failure to meet the foregoing asset requirements would restrict the Fund’s ability to pay dividends to common shareholders.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, currently acts as a broker/dealer in connection with the auction of ARCPS. After each auction, the auction agent will pay to each participating broker/dealer, from monies the Fund provides, a participation fee at the annual rate of 0.25% of the purchase price of ARCPS that the broker/dealer places at auction. For the six months ended September 30, 2004, CGM earned $44,652 as a participating broker/dealer.

Notes to Financial Statements

(unaudited) (continued)

5.    Common Stock

Common stock transactions were as follows:

	Six Months Ended September 30, 2004		Year Ended March 31, 2004
	Shares	Amount	Shares	Amount
Shares issued on reinvestment	205,798	$725,719	442,860	$1,626,134

6.    Capital Loss Carryforward

On March 31, 2004, the Fund had, for Federal income tax purposes, a net capital loss carryforward of $56,307,000, of which $1,704,000 expires in 2007, $6,787,000 expires in 2008, $12,670,000 expires in 2009, $26,209,000 expires in 2010, $7,862,000 expires in 2011, and $1,075,000 expires in 2012. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

7.    Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The sub-contractor’s business was later taken over by PFPC Inc., and at that time the revenue

Notes to Financial Statements

(unaudited) (continued)

guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

The fund did not implement the contractual arrangement described above and therefore will not receive any portion of such payment.

Financial Data

(unaudited)

For a share of common stock outstanding throughout each period:

Record Date	Payable Date	NYSE Closing Price*	Net Asset Value*	Dividend Paid	Dividend Reinvestment Price
4/23/02	4/26/02	$3.530	$2.97	$0.0375	$3.354
5/28/02	5/31/02	3.610	2.91	0.0375	3.430
6/25/02	6/28/02	3.240	2.72	0.0375	3.078
7/23/02	7/26/02	2.700	2.44	0.0375	2.565
8/27/02	8/30/02	2.780	2.39	0.0375	2.641
9/24/02	9/27/02	2.620	2.29	0.0375	2.489
10/22/02	10/25/02	2.640	2.12	0.0375	2.508
11/25/02	11/29/02	2.980	2.41	0.0375	2.831
12/23/02	12/27/02	3.050	2.43	0.0375	2.898
1/28/03	1/31/03	3.370	2.51	0.0375	3.201
2/25/03	2/28/03	3.430	2.51	0.0375	3.259
3/25/03	3/28/03	3.680	2.59	0.0375	3.496
4/22/03	4/25/03	3.670	2.73	0.0375	3.487
5/27/03	5/30/03	3.750	2.84	0.0375	3.563
6/24/03	6/27/03	4.080	2.97	0.0375	3.876
7/22/03	7/25/03	3.850	2.96	0.0375	3.658
8/26/03	8/29/03	3.600	2.85	0.0375	3.420
9/23/03	9/26/03	3.730	2.95	0.0325	3.544
10/28/03	10/31/03	3.700	3.01	0.0325	3.515
11/24/03	11/28/03	3.920	3.04	0.0325	3.724
12/22/03	12/26/03	4.000	3.13	0.0325	3.800
1/27/04	1/30/04	4.170	3.23	0.0325	3.962
2/24/04	2/27/04	4.050	3.12	0.0325	3.848
3/23/04	3/26/04	4.070	3.12	0.0325	3.867
4/27/04	4/30/04	3.620	3.11	0.0325	3.439
5/25/04	5/28/04	3.520	2.97	0.0325	3.344
6/22/04	6/25/04	3.640	3.01	0.0325	3.458
7/27/04	7/30/04	3.760	3.02	0.0325	3.572
8/24/04	8/27/04	3.880	3.06	0.0325	3.686
9/21/04	9/24/04	3.880	3.11	0.0325	3.686

*	As of record date.

Additional Shareholder Information

(unaudited)

Result of Annual Meeting of Shareholders

The Annual Meeting of Shareholders of Zenix Income Fund Inc. was held on July 27, 2004, for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon at the Meeting:

1. Election of Directors

Nominees	Common Shares Voted For Election	Common Shares Withheld	Preferred Shares For Election	Preferred Shares Withheld
Allan J. Bloostein	16,753,858.300	322,157.263	N/A	N/A
Dwight B. Crane	16,773,726.300	302,289.263	N/A	N/A
Paolo M. Cucchi	16,728,902.084	347,113.479	1,400	0
Robert A. Frankel	N/A	N/A	1,400	0
R. Jay Gerken	16,773,231.374	302,784.189	1,400	0
Paul Hardin	16,764,626.300	311,389.263	1,400	0
William R. Hutchinson	N/A	N/A	1,400	0
George M. Pavia	16,709,070.084	366,945.479	1,400	0

Dividend Reinvestment Plan

(unaudited)

Under the Fund’s Dividend Reinvestment Plan (“Plan”), a shareholder whose shares of Common Stock are registered in his own name will have all distributions from the Fund reinvested automatically by PFPC Inc. (“PFPC”) as purchasing agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in street name) will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of PFPC as dividend paying agent.

The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. When the market price of the Common Stock is equal to or exceeds 98% of the net asset value per share of the Common Stock on the determination date (generally, the record date for the distribution), Plan participants will be issued shares of Common Stock by the Fund at a price equal to the greater of 98% of net asset value or 95% of the market price of the Common Stock.

If the market price of the Common Stock is less than 98% of the net asset value of the Common Stock at the time of valuation (which is the close of business on the determination date), PFPC will buy common stock in the open market, on the NYSE or elsewhere, for the participants’ accounts. If following the commencement of the purchases and before PFPC has completed its purchases, the market price exceeds the net asset value of the Common Stock as of the valuation time, PFPC will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution in shares at a price equal to the greater of (a) 98% of net asset value as of the valuation time or (b) 95% of the then current market price. In this case, the number of shares received by a

Dividend Reinvestment Plan

(unaudited) (continued)

Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the fund issues the remaining shares. To the extent PFPC is unable to stop open market purchases and cause the Fund to issue the remaining shares, the average per share purchase price paid by PFPC may exceed the net asset value of the Common Stock as of the valuation time, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in Common Stock issued by the Fund at such net asset value. PFPC will begin to purchase Common Stock on the open market as soon as practicable after the determination date for the dividend or capital gains distribution, but in no event shall such purchases continue later than 30 days after the payment date for such dividend or distribution, or the record date for a succeeding dividend or distribution, except when necessary to comply with applicable provisions of the federal securities laws.

PFPC maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common stock in the account of each Plan participant will be held by PFPC in uncertificated form in the name of the Plan participant.

Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. PFPC’s fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of Common Stock issued directly by the Fund under the Plan. Each Plan participant will, however, bear a proportionate share of any brokerage commissions actually incurred with respect to any open market purchases made under the Plan.

Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any

Dividend Reinvestment Plan

(unaudited) (continued)

dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by PFPC, with the Fund’s prior written consent, on at least 30 days’ written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to PFPC Inc., P.O. Box 8030, Boston, Massachusetts 02266-8030 or by telephone at 1 (800) 331-1710.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

OFFICERS

R. Jay Gerken, CFA

President and

Chief Executive Officer

Andrew B. Shoup

Senior Vice President and

Chief Administrative Officer

Kaprel Ozsolak

Chief Financial Officer

and Treasurer

Beth A. Semmel, CFA

Vice President and

Investment Officer

Peter J. Wilby, CFA

Vice President and

Investment Officer

Andrew Beagley

Chief Compliance Officer

Robert I. Frenkel

Secretary and

Chief Legal Officer

DIRECTORS

Allan J. Bloostein

Dwight B. Crane

Paolo M. Cucchi

Robert A. Frankel

R. Jay Gerken, CFA

Chairman

Paul Hardin

William R. Hutchinson

George M. Pavia

This report is intended only for the shareholders of the

ZENIX Income Fund Inc.

It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

FD01206 11/04

04-7411

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management (“CAM”), a group of investment adviser affiliates of Citigroup, Inc. (“Citigroup”). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the “Policies”) to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

In furtherance of the Manager’s goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM’s and the Manager’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the

Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager’s decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Zenix Income Fund Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of
Zenix Income Fund Inc.

Date: December 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Zenix Income Fund Inc.

Date: December 7, 2004

By:	/S/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Chief Financial Officer of
Zenix Income Fund Inc.

Date: December 7, 2004